Goodwill and Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets [Line Items]
Additional impairment of intangible assets
Intangible asset amortization expense	$ 502,630	$ 62,000
Patents [Member]
Goodwill and Intangible Assets [Line Items]
Useful life	10 years
Patents [Member] | Minimum [Member]
Goodwill and Intangible Assets [Line Items]
Useful life	5 years
Patents [Member] | Maximum [Member]
Goodwill and Intangible Assets [Line Items]
Useful life	15 years